Note 8 - Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

The components of intangible assets as of March 31, 2014 and 2015 are as follows:

	Thousands of Yen
	2014	2015

Intangible assets subject to amortization:
Customer relationships	¥6,424,471	¥6,424,471
Total	6,424,471	6,424,471
Less accumulated amortization
Customer relationships	(2,222,514)	(2,619,544)
Intangible assets subject to amortization—net	4,201,957	3,804,927

Intangible assets not subject to amortization:
Telephone rights	29,987	29,352
Trademark	107,000	107,000
Goodwill	5,969,951	6,169,609
Total	6,106,938	6,305,961

Total intangible assets	¥10,308,895	¥10,110,888

The weighted average amortization period for customer relationships is approximately 16.2 years. The amortization expenses for the years ended March 31, 2014 and 2015 were ¥463,074 thousand and ¥397,030  thousand, respectively. The estimated aggregate amortization expense of intangible assets for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen
2016	¥388,014
2017	380,496
2018	365,460
2019	355,410
2020	346,223

The Company recorded ¥48,000 thousand of loss on impairment of the trademark right related to hi-ho in “Sales and marketing” expenses in the Company’s consolidated statement of income for the year ended March 31, 2013. Because hi-ho recently recorded an operating loss, the Company recognized that the trademark might be impaired. The carrying value of the trademark exceeded its fair value and the impairment loss was recognized in an amount equal to the excess of the carrying amount of the trademark over the fair value of the trademark. The fair value of the trademark was calculated with the relief from royalty method. The amount of loss was included in the Network service and system integration business segment.

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2014 and 2015, by operating segment:

	Thousands of Yen
	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2013
Goodwill	¥5,854,682	¥235,551	¥6,090,233
Accumulated impairment losses	(120,282)	-	(120,282)

	5,734,400	235,551	5,969,951

Acquisition	-	-	-

Impairment losses	-	-	-

Balance at March 31, 2014
Goodwill	5,854,682	235,551	6,090,233
Accumulated impairment losses	(120,282)	-	(120,282)

	5,734,400	235,551	5,969,951

Acquisition	199,658	-	199,658

Impairment losses	-	-	-

Balance at March 31, 2015
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	-	(120,282)
	¥5,934,058	¥235,551	¥6,169,609

No impairment of goodwill was recognized during the years ended March 31, 2013, 2014 and 2015.

On December 1, 2014, IIJ acquired a new subsidiary, RYUKOSHA, and recorded goodwill of ¥199,658 thousand. The goodwill components were mainly attributable to human resources and the goodwill was included in the network service and system integration business segment.